Risks and Liquidity - 10Q	9 Months Ended
Sep. 30, 2021
Risks And Liquidity [Abstract]
Risks and Liquidity	Risks and Liquidity
The Company has incurred losses and negative cash flows from operations since inception and had an accumulated deficit of $18.8 million as of December 31, 2020. The Company anticipates incurring additional losses until such time, if ever, that it can generate significant revenues from its product candidates currently in development. The Company’s primary source of liquidity to date has been the issuance of convertible promissory notes and convertible preferred stock. In February and March 2021, the Company raised $2.8 million in gross proceeds related to the sale of its Series A convertible preferred stock (“Series A Stock”) and warrants for common stock, however, substantial additional financing will be needed by the Company to fund its operations and to commercially develop its product candidates. There is no assurance that such financing will be available when needed or on acceptable terms. In view of these matters, there is substantial doubt that the Company will be able to continue as a going concern. The Company’s ability to continue as a going concern is dependent upon the Company’s ability to expand operations and to achieve a level of profitability and positive cash flows. The consolidated financial statements of the Company do not include any adjustments relating to the recoverability and classification of recorded assets, or the amounts and classifications of liabilities that might be necessary should the Company be unable to continue as a going concern.
The Company plans to secure additional capital in the future through equity and/or debt financings, partnerships, collaborations, or other sources to carry out the Company’s planned development activities. If additional capital is not available when required, the Company may need to delay or curtail its operations until such funding is received. Various internal and external factors will affect whether and when the Company’s product candidates become approved for marketing and successful commercialization. The regulatory approval and market acceptance of the Company’s product candidates, length of time and cost of developing and commercializing these product candidates and/or failure of them at any stage of the approval process will materially affect the Company’s financial condition and future operations.
The Company faces risks associated with companies whose products are in development. These risks include the need for additional financing to complete its research and development, achieving its research and development objectives, defending its intellectual property rights, recruiting and retaining skilled personnel, and dependence on key members of management, among others.
In March 2020, the World Health Organization declared the outbreak of COVID-19 a global pandemic. The spread of COVID-19 during 2020 has caused worldwide economic downturn and significant volatility in the financial markets. There is significant uncertainty as to the likely effects of this disease which may, among other things, materially impact the Company’s planned clinical trials. This pandemic or outbreak could result in difficulty securing clinical trial site locations, contract research organizations, and/or trial monitors and other critical vendors and consultants supporting the trial. In addition, outbreaks or the perception of an outbreak near a clinical trial site location could impact the Company’s ability to enroll patients. These situations, or others associated with COVID-19, could cause delays in the Company’s clinical trial plans and could increase expected costs, all of which could have a material adverse effect on the Company’s business and its financial condition. At the current time, the Company is unable to quantify the potential effects of this pandemic on its future consolidated financial statements.
Risks and Liquidity
The Company has incurred losses and negative cash flows from operations since inception and had an accumulated deficit of $26.2 million as of September 30, 2021. The Company anticipates incurring additional losses until such time, if ever, that it can generate significant revenues from its product candidates currently in development. Management believes its cash and cash equivalents of $0.4 million as of September 30, 2021, together with the gross proceeds of $28.8 million from its initial public offering ("IPO") in October 2021 (note 10) and expected gross proceeds of $31.3 million from its private placement in December 2021 (note 10), are sufficient to fund the projected operations for at least the next 12 months from the issuance date of these condensed consolidated financial statements. Substantial additional financing will be needed by the Company to fund its operations and to commercially develop its product candidates.
The Company plans to seek additional capital in the future through equity and/or debt financings, partnerships, collaborations, or other sources to carry out the Company’s planned development activities. If additional capital is not available when required, the Company may need to delay or curtail its operations until such funding is received. Various internal and external factors will affect whether and when the Company’s product candidates become approved for marketing and successful commercialization. The regulatory approval and market acceptance of the Company’s product candidates, length of time and cost of developing and commercializing these product candidates and/or failure of them at any stage of the approval process will materially affect the Company’s financial condition and future operations.
In October 2021, the Company closed an IPO, in which it issued and sold 5,750,000 shares at a public offering price of $5.00 per share. In addition, at the closing of the IPO, the Company issued warrants to purchase up to 250,000 shares of common stock to designees of the placement agent. The placement agent's warrants have an exercise price of $6.25 per share and a term of five years from the date of issuance. Immediately prior to the completion of the IPO, all of the Company’s preferred stock converted into an aggregate of 4,836,867 shares of common stock and 480,415 warrants converted into 9,816 shares of common stock. The Company received gross proceeds of approximately $28.8 million as a result of the offering.
On December 1, 2021, the Company entered into a definitive securities purchase agreement for a private placement of 5,000,000 shares of common stock together with warrants to purchase 5,000,000 shares of common stock that will result in gross proceeds of approximately $31.3 million, before deducting placement offering expenses. Each share of common stock and accompanying warrant are being sold together at a combined offering price of $6.25. The warrants have a term of 5.5 years and an exercise price of $6.25 per share. The private placement is expected to close on December 6, 2021, subject to customary closing conditions.
The Company faces risks associated with companies whose products are in development. These risks include the need for additional financing to complete its research and development, achieving its research and development objectives, defending its intellectual property rights, recruiting and retaining skilled personnel, and dependence on key members of management, among others. In March 2020, the World Health Organization declared the outbreak of COVID-19 a global pandemic. The spread of COVID-19 during 2020 and 2021 has caused worldwide economic downturn and significant volatility in the financial markets. There is significant uncertainty as to the likely effects of this disease which may, among other things, materially impact the Company’s planned clinical trials. This pandemic or outbreak could result in difficulty securing clinical trial site locations, contract research organizations, and/or trial monitors and other critical vendors and consultants supporting the trials. In addition, outbreaks or the perception of an outbreak, near a clinical trial site location could impact the Company’s ability to enroll patients. These situations, or others associated with COVID-19, could cause delays in the Company’s clinical trial plans and could increase expected costs, all of which could have a material adverse effect on the Company’s business and its financial condition. At the current time, the Company is unable to quantify the potential effects of this pandemic on its future consolidated financial statements.